Organization and Principal Activities (Details) $ in Thousands, ¥ in Millions		1 Months Ended	9 Months Ended
	Apr. 06, 2018	Sep. 30, 2021	Sep. 30, 2021	Jun. 01, 2022	Apr. 02, 2022 USD ($)	Apr. 02, 2022 CNY (¥)	Dec. 16, 2021 USD ($)	Dec. 16, 2021 CNY (¥)	Nov. 08, 2021	Oct. 14, 2021	Dec. 30, 2019
Organization and Principal Activities (Details) [Line Items]
Total approximately amount					$ 3,410	¥ 22	$ 310	¥ 2
Description of company holdings		On September 30, 2021, the Company sold 100% of the equity interest it held in China Roan Industrial-Financial Holdings Group Co., Ltd. (“Roan HK”), a holding company that has no business operations, to Yuanjia Asset Management Co., Ltd., a BVI company (“Yuanjia”), for a total of approximately $282 (HK$2,200). The net assets of Roan HK were negative $492,495 as of September 30, 2021, resulting in a gain on deconsolidation of $492,777 and other comprehensive loss of $2,494. Roan HK’s subsidiary, Jing Kai was disposed at the same time.
Subsidiary owned	6.00%		100.00%
Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd., [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage											100.00%
Zhongxin [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage					22.00%	22.00%
Zhongtan Future [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage				8.00%			2.00%	2.00%
Hangzhou Zeshi [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage				10.00%
FINE C+ Interactive Technology (Hangzhou) Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage									35.00%	30.00%
Shuzhiyun Holdings (Beijing) Co., Ltd [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage									14.00%
Yifu Health Industry [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage										40.00%